Employee benefits	12 Months Ended
Mar. 31, 2019
Text block [abstract]
Employee benefits
17.	Employee benefits

The Group has mainly defined benefit pension plans, which are hereinafter referred to as “defined benefit plans” and defined contribution pension plans, for which the amount of benefits or contribution is calculated based on the level of position, service years, and other factors.

These plans are administrated by the Group in accordance with statutory requirements. The Group is required by law to act in the best interests of the plan participants, and is responsible for managing the plan assets in accordance with the designated policies.

The Group is obligated to make contributions to the pension fund of an amount stipulated by the fund administrator. Contributions are also regularly reviewed and adjusted as necessary to the extent permitted by laws and regulations.

(1) Defined benefit plans

The Group is exposed to various risks related to defined benefit plans. The Group is not exposed to any significant concentration risks related to plan assets. Major risks are as follows:

•	Plan asset volatility: Investments in equity instruments are exposed to market price fluctuation risk.

•	Change in interest rate on bonds: Decrease in bond market yields will increase net defined benefit liability.

(a) Changes in defined benefit obligations

The changes in defined benefit obligations for the years ended March 31, 2018 and 2019 were as follows:

	(Millions of yen)

	For the year ended March 31
	2018	2019
Defined benefit obligations at beginning of the year	74,049	73,479
Current service cost	2,664	2,501
Interest cost	459	479
Remeasurements:
Change in demographic assumptions	(23)	(69)
Change in financial assumptions	468	568
Experience adjustments*	(621)	(57)
Benefit payments	(3,512)	(3,671)
Currency exchange differences	(17)	(62)
Others	12	—

Defined benefit obligations at end of the year	73,479	73,168

*	Experience adjustments represent the impact on the liabilities of differences between actual experiences during the year compared with the previous actuarial assumptions.

The weighted average durations of the defined benefit obligations were 7.1-11.5 years and 8.7-11.9 years as of March 31, 2018 and 2019, respectively.

(b) Changes in plan assets

The changes in the carrying amounts of plan assets for the years ended March 31, 2018 and 2019 were as follows:

	(Millions of yen)

	For the year ended March 31
	2018	2019
Plan assets at beginning of the year	53,253	56,547
Interest income	409	404
Remeasurements	3,993	(1,550)
Employer contributions	2,084	2,190
Benefit payments	(3,207)	(3,584)
Currency exchange differences	(16)	(54)
Others	31	(23)

Plan assets at end of the year	56,547	53,930

The estimated contributions to plan assets in the year ending March 31, 2020 are 2,178 million yen.

(c) Reconciliation of defined benefit obligations and plan assets

The amounts recognized in the consolidated statements of financial position are reconciled to the obligations and assets of defined benefit plans and unfunded lump-sum retirement benefit plans as of March 31, 2018 and 2019 as follows:

	(Millions of yen)

	As of March 31
	2018	2019
Defined benefit obligations	73,479	73,168
Plan assets	(56,547)	(53,930)

Net of liabilities and assets	16,932	19,238

Defined benefit liabilities	16,947	19,270
Defined benefit assets	(15)	(32)

Net defined benefit liabilities	16,932	19,238

An allowance for directors’ retirement benefits is also included separately in defined benefit liabilities in the consolidated statements of financial position. The amounts of allowance for directors’ retirement benefits were 223 million yen and 206 million yen as of March 31, 2018 and 2019, respectively. Defined benefit assets were included in “Other non-current assets” in the consolidated statements of financial position.

(d) Major categories of plan assets

The Group’s investment policies for pension plan assets are designed to maximize total medium-to-long term returns that are available to provide future payments of pension benefits to eligible participants under accepted risks. Plan assets are invested in pooled funds (unquoted trust funds), using target asset allocations, consistent with accepted tolerance for risks. The Group sets target asset allocations for each asset category with future anticipated performance over medium-to-long term periods based on the expected returns, long-term risks and historical returns. Target asset allocations are adjusted whenever there are significant changes in the investment environment of plan assets.

Major categories of plan assets as of March 31, 2018 and 2019 were as follows:

	(Millions of yen)

	As of March 31
	2018			2019
	Quoted	Unquoted	Total	Quoted	Unquoted	Total
Assets held through unquoted trust funds
Equities-domestic	—	16,966	16,966	—	15,148	15,148
-foreign	—	4,306	4,306	—	4,623	4,623
Debt instruments-domestic	—	3,441	3,441	—	3,279	3,279
-foreign	—	11,377	11,377	—	16,108	16,108
Other alternative funds and investments	—	9,027	9,027	—	8,637	8,637
Cash and cash equivalents	—	6,153	6,153	—	612	612
Assets held directly by the plan
Cash and cash equivalents	2,816	—	2,816	3,005	—	3,005
Group annuity insurance	—	2,461	2,461	—	2,518	2,518

Total	2,816	53,731	56,547	3,005	50,925	53,930

Assets held through unquoted trust funds are predominately quoted assets, however the trust funds themselves are unquoted hence they have been classified as unquoted investments in the table above.

(e) Actuarial assumptions

The significant actuarial assumptions as of March 31, 2017, 2018 and 2019 were as follows:

	As of March 31
	2017	2018	2019
Discount rate (%)	0.41-0.62	0.38-0.54	0.31-0.44
Expected remaining life expectancy of those who are currently 60 years old (years)
Male	23.6	23.6	23.6
Female	29.3	29.3	29.3

(f) Sensitivity analysis

Reasonably possible changes at the reporting date to one of the relevant significant actuarial assumptions, holding other assumptions constant, would have affected the defined benefit obligation by the amounts as of March 31, 2018 and 2019 shown below. This analysis is based on provisional calculations, and thus actual results may differ from the analysis.

	(Millions of yen)

	As of March 31
	2018	2019
Discount rate
0.5% decrease	3,417	3,371
0.5% increase	(3,219)	(3,109)
Mortality
Increase in life expectancy by 1 year	618	630

(2) Defined contribution pension plans

The amounts of contributions paid or payable by the Group to the defined contribution plans were 928 million yen, 962 million yen and 998 million yen for the years ended March 31, 2017, 2018 and 2019, respectively.